Quarterly Results of Operations and Selected Cash Flow Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations and Selected Cash Flow Data (Unaudited)

NOTE 28 – QUARTERLY RESULTS OF OPERATIONS AND SELECTED CASH FLOW DATA (UNAUDITED)

	2013
(Dollars in thousands, except per share data)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Total interest income	$114,092	$108,512	$108,177	$106,416
Total interest expense	10,654	11,060	11,695	13,545

Net interest income	103,438	97,452	96,482	92,871
Provision for (Reversal of) loan losses	4,700	2,014	1,807	(3,377)

Net interest income after provision for loan losses	98,738	95,438	94,675	96,248
Gain (loss) on sale of investments, net	19	13	(57)	2,359
Other noninterest income	38,696	43,250	42,546	42,132
Noninterest expense	102,674	108,152	117,361	144,898

Income (loss) before income taxes	34,779	30,549	19,803	(4,159)
Income tax expense (benefit)	9,175	7,357	4,213	(4,876)

Net income	$25,604	$23,192	$15,590	$717
Preferred stock dividends	—	—	—	—

Income available to common shareholders	25,604	23,192	15,590	717
Earnings allocated to unvested restricted stock	(456)	(425)	(293)	(20)

Earnings available to common shareholders - Diluted	$25,148	$22,767	$15,297	$697

Earnings per share - Basic	$0.86	$0.78	$0.53	$0.02
Earnings per share - Diluted	0.86	0.78	0.53	0.02
Cash dividends declared per common share	0.34	0.34	0.34	0.34

	2012
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Total interest income	$114,779	$111,951	$109,283	$109,187
Total interest expense	14,789	15,225	16,111	17,326

Net interest income	99,990	96,726	93,172	91,861
Provision for loan losses	4,866	4,053	8,895	2,857

Net interest income after provision for loan losses	95,124	92,673	84,277	89,004
Gain (loss) on sale of investments, net	(4)	41	901	2,836
Other noninterest income	50,358	46,512	40,793	34,560
Noninterest expense	113,441	109,848	109,022	99,873

Income before income taxes	32,037	29,378	16,949	26,527
Income tax expense	8,829	8,144	4,389	7,134

Net income	$23,208	$21,234	$12,560	$19,393
Preferred stock dividends	—	—	—	—

Income available to common shareholders	23,208	21,234	12,560	19,393
Earnings allocated to unvested restricted stock	(428)	(406)	(240)	(364)

Earnings available to common shareholders - Diluted	$22,780	$20,828	$12,320	$19,029

Earnings per share - Basic	$0.79	$0.73	$0.43	$0.66
Earnings per share - Diluted	0.79	0.73	0.43	0.66
Cash dividends declared per common share	0.34	0.34	0.34	0.34